Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Valuation allowance			$ 321,355
Operating loss carry forwards			3,300,000
Current tax expense			79,248	$ 195,171
Deferred tax valuation			0
Income tax expense (benefit)	$ 40,599	$ 201,479	(59,108)	444,735
Decrease In Income Tax Expense Over Prior Year Amount	$ (160,000)		504,000
Increase decrease in income before income taxes over prior year amount			$ 2,400,000
State rate at which net deferred tax assets are expected to be realized	0.00%		0.00%
Tax benefit (expense) from eliminated net deferred tax asset			$ 5,008	$ 5,365